Property, Plant and Equipment (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 59.5	$ 67.9	$ 72.5
Amortization expense related to computer software costs	5.1	6.2	4.8
Asset impairment charges		19.6	16.2
Repairs and maintenance expense	15.4	15.9	$ 14.0
Computer software
Property, Plant and Equipment [Line Items]
Asset impairment charges	1.0	$ 8.8
Fixed Asset Abandonment Charges
Property, Plant and Equipment [Line Items]
Asset impairment charges	$ 3.1